Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 18 — Equity

Ordinary Shares

On May 30, 2023, the Company held an extraordinary general shareholders meeting. At the Meeting, the Company’s shareholders approved (i) a share consolidation of thirty (30) issued and unissued Class A ordinary shares with par value of $0.00166667 each in the Company’s issued and unissued share capital into one (1) share with par value of US$ 0.050 (the “Share Consolidation”) and (ii) an increase in the authorized share capital of the Company from $16,666,700 (divided in to 333,333,333 shares) to $50,000,000 (divided in to 1,000,000,000 shares), all of which will rank pari passu in all respects with all existing shares of the Company.

On September 5, 2023, the Company held its 2023 special general meeting of shareholder. At the Meeting, the Company’s shareholders approved the following among other items: (i) a share consolidation of every eight (8) issued and unissued Class A ordinary shares with par value of $0.050 each in the Company’s issued and unissued share capital be consolidated into one (1) share with par value of $0.40 (the “Share Consolidation”); (ii) an increase in the authorized share capital of the Company from $50,000,000 divided into 125,000,000 shares of a nominal or par value of $0.40 each, to $200,000,000 divided into 500,000,000 shares of a nominal or par value of $0.40 each (the “Share Capital Increase”); (iii) a dual-class share structure of Class A and Class B ordinary shares of the Company, with each Class A and Class B ordinary share ranking pari passu and having the same rights, preferences, privileges and restrictions, except that, voting as the same class, each Class B ordinary share is entitled to thirty (30) votes and each Class A ordinary is entitled one (1) vote (the “Dual-class Share Structure”); (iv) a re-designation of 2,000,000 shares of the 500,000,000 authorized shares as Class B ordinary shares and 498,000,000 shares of the 500,000,000 authorized shares as Class A ordinary shares; (v) a re-designation of the 243,903 shares (after giving effect to the Share Consolidation) held by Mr. Stewart Lor, CEO and Chairman of the Board of the Company, as Class B ordinary shares (together with item (iv), the “Share Re-designation”).

On December 1, 2023, the Company held an extraordinary general meeting. At the Meeting, the Company’s shareholders approved the following among other items: (a) the name of the Company be changed from Powerbridge Technologies Co., Ltd. to X3 Holdings Co., Ltd., and ticker symbol of the Company be changed from “PBTS” to “XTKG” (the “Name Change”). (b) the authorized share capital of the Company be increased from $200,000,000 divided into 500,000,000 shares of a nominal or par value of $0.40 each to $2,000,000,000 divided into 5,000,000,000 ordinary shares of a nominal or par value of $0.40 each by creation of an additional 4,500,000,000 ordinary shares of a nominal or par value of US$0.40 each (the “Share Capital Increase”). (c) 18,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares be re-designated as Class B ordinary shares and 4,482,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares as Class A ordinary shares (together, the “Share Re-designation”), such the authorized share capital of the Company shall be changed to “$2,000,000,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of US$0.40 each, and (ii) 20,000,000 Class B ordinary shares of a par value of $0.40 each.”

On November 4, 2024, the Company held the annual general meeting. At the meeting, the Company’s shareholders approved the following among other items: (a) a share consolidation of every twenty (20) issued and unissued Class A ordinary shares with par value of $0.40 each in the Company’s issued and unissued share capital be consolidated into one (1) share with par value of $8; (b) the authorized share capital of the Company be increased from $2,000,000,000 divided into 250,000,000 shares of par value of $8 each, to $40,000,000,000 divided into 5,000,000,000 shares of par value of $8 each, consisting of 4,999,000,000 Class A ordinary shares of a par value of $8.0 each and 1,000,000 Class B ordinary shares of a par value of $8 each, by creation of an additional 4,750,000,000 Class A ordinary shares of a nominal or par value of $8 each; (c) 19,000,000 Class A ordinary shares of the additional 4,750,000,000 authorized Class A ordinary shares be redesignated as Class B ordinary shares, such the authorized share capital of the Company shall be changed to $40,000,000,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of $8.00 each; and (ii) 20,000,000 Class B ordinary shares of a par value of $8.00 each. On November 22, 2024, the Company paid cash and cancelled 293 (post-reverse stock split adjusted to 10) Class A ordinary shares for fractional shares in connection with the share consolidation reconciliation.

On February 10, 2025, the Company held an extraordinary general meeting. At the meeting, the Company’s shareholders approved the following among other items: (a) a share consolidation of every six (6) issued and unissued Class A ordinary shares with par value of $8 each in the Company’s issued and unissued share capital be consolidated into one (1) share with par value of $48; (b) the authorized share capital of the Company be increased from $40,000,000,000 divided into 833,333,333 shares of par value of $48 each, consisting of 830,000,000 Class A ordinary shares of a par value of $48 each and 3,333,333 Class B ordinary shares of a par value of $48 each, to $240,000,000,000 divided into 5,000,000,000 shares of par value of $48 each, consisting of 4,996,666,667 Class A ordinary shares of a par value of $48 each and 3,333,333 Class B ordinary shares of a par value of $48 each, by creation of an additional 4,166,666,667 Class A ordinary shares of a nominal or par value of $48 each; (c) 16,666,667 Class A ordinary shares of the additional 4,166,666,667 authorized Class A ordinary shares be re-designated as Class B ordinary shares, such that the authorized share capital of the Company shall be changed to $240,000,000,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of $48 each; and (ii) 20,000,000 Class B ordinary shares of a par value of $48 each; (d) the par value of each of the issued and unissued ordinary shares be reduced from $48.00 to $0.00003 per share by cancelling the paid-up share capital to the extent of $47.99997 per share by way of a reduction of capital, so as to form new ordinary shares with par value of $0.00003 each, such that the authorized share capital of the Company shall be changed to $150,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of $0.00003 each; and (ii) 20,000,000 Class B ordinary shares of a par value of $0.00003 each. On January 8, 2026, the Company paid cash and cancelled issued 28 (post-reverse stock split adjusted to 1) Class A ordinary shares for fractional shares in connection with the share consolidation reconciliation.

On February 9, 2026, the Company held an extraordinary general meeting. At the meeting, the Company’s shareholders approved the following among other items: (a)the Company’s authorized share capital be increased from $150,000 divided into 4,980,000,000 Class A ordinary shares of a par value of $0.00003 each and 20,000,000 Class B ordinary shares of a par value of $0.00003 each to $1,500,000 divided into 49,980,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares, by creation of an addition of 45,000,000,000 Class A ordinary shares; (b) the number of votes attaching to the Class B ordinary shares be increased from thirty (30) votes per share to one hundred (100) votes per share; (c) in the event that the closing bid price per listed Class A Shares on the Nasdaq Stock Market falls below $1.00 and conditional upon the approval of the board of directors of the Company (the “Board”) in its sole discretion, with effect as of the date within one (1) calendar year after the conclusion of the Meeting to be determined by the Board.

On February 10, 2026, the Board approved a Class A ordinary share consolidation at a ratio of 30-to-1 so that every 30 shares (or part thereof) are combined into one (1) share (with the fractional shares rounding up to the next whole share). As a result of the Share Consolidation, the Company’s authorized share capital be decreased from $1,500,000 divided into 49,980,000,000 Class A ordinary shares of a par value of $0.00003 each and 20,000,000 Class B ordinary shares of a par value of $0.00003 each to $1,500,000 divided into 1,666,000,000 Class A ordinary shares of a par value of $0.0009 each and 20,000,000 Class B ordinary shares of a par value of $0.00003 each.

All historical share and per share amounts in these condensed financial statements have been retroactively adjusted to reflect the share consolidation.

The Company had 533,637 and 76,467 Class A ordinary shares issued and outstanding as of December 31, 2025 and 2024, respectively. The Company had 202,031 and 2,031 Class B ordinary shares issued and outstanding as of December 31, 2025 and 2024, respectively.

Shares issued for consulting services

During the period from January 4, 2023 to August 4, 2023, the Group issued in aggregated of 45 Class A ordinary shares as compensation to an advisory firm for the related investor relations advisory service. The aggregated fair value of those shares was assessed at $1,520,867 based on the stock price of contract dates.

On November 29, 2023, the Company signed a consulting agreement with an advisory firm with term of six months. The Company agreed to pay $1,000,000 worth restricted shares as compensation to the advisory firm for the related investor relations advisory service. On December 18, 2023, the Company issued 23 restricted Class A ordinary shares to the advisory firm based on the fair market value.

On December 8, 2023, the Company signed a consulting agreement with an advisory firm with term of six months. The Company agreed to pay $1,500,000 worth restricted shares as compensation to the advisory firm for the related investor relations advisory service. On December 18, 2023, the Company issued 350 restricted Class A ordinary shares to the advisory firm based on the fair market value.

 On May 9, 2025, the Board approved 108,334 and 91,666 Class B restricted ordinary shares to Mr. Stewart Lor and Ms. Yuxia Xu, respectively, as stock bonuses. On June 18, 2025, the Company issued these shares. The aggregated fair value of those shares was assessed at $766,919 assessed by a third- party valuation firm.

On December 31, 2025, the Board approved to issue 4,500,000 and 3,200,000 Class B restricted ordinary shares to Mr. Stewart Lor and Ms. Yuxia Xu, respectively, as stock bonuses. On January 5, 2026, the Company issued these shares. The aggregated fair value of those shares was assessed at $2,899,050 assessed by a third- party valuation firm.

For the years ended December 31, 2025, 2024 and 2023, the Group recorded a consulting fee expense of $3,665,970, $1,474,999 and $1,698,117 included in the share-based compensation expense. As of December 31, 2025 and 2024, there were no unrecognized share-based compensation expense related to the shares issued for consulting service.

Restricted share units (“RSUs”) issued for consulting services

On June 16, 2022, the board of directors proposed to modify the Company’s Amended 2018 Stock Option Plan), by supplementing various clauses in relation to the grant of Restricted Shares and Restricted Share Units to the employees, Directors and consultants of the Company.

On July 15, 2022 the Company signed six consulting agreements with six third-party consultants with term of three years. Pursuant to the agreements, the Company agreed to pay total of 14 RSUs (representing 1 ordinary share of the Company) as compensation for the services after signing of the agreements. The Company issued 14 RSUs on July 22, 2022. The fair value of those shares was assessed at $13,080,000 based on the stock price of contract date.

For the years ended December 31, 2025, 2024 and 2023, the Company recorded a consulting fee expense of $2,361,667 and $4,360,000, $4,360,000 included in the share-based compensation expense. As of December 31, 2025 and 2024, there were unrecognized share-based compensation expense related to RSUs issued for consulting services amounted to $nil and $2,361,667.

2018 Stock option plan

On August 18, 2018 and further amended on February 10, 2019, the Board of Directors (“Board”) approved and amended the 2018 Stock Option Plan (the “2018 Plan”).

On January 20, 2023, the Board approved to register all the shares issuable under the Company’s Amended 2018 Plan in a registration statement on a Form S-8 (File No. 333-269513) representing additional 72 Class A ordinary shares of the Company reserved for issuance under the Amended 2018 Plan, which are in addition to the 23 Class A ordinary shares s registered on the Prior Registration Statement. Accordingly, the number of ordinary shares of the Company issuable upon the exercise of all outstanding options granted under the Amended 2018 Plan is 95 Class A ordinary shares.

On May 26, 2021, the Board approved to issue 9 stock options to its employees under 2018 stock option plan. The options will expire no later than May 26, 2026. After a series of amendment, 7 of these stock options were fully vested upon grant; 2 of these stock options was vested in one year after grant, with an exercise price of $72,576 per share.

A summary of activities of the stock options for the years ended December 31, 2025, 2024 and 2023 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$

Outstanding as of December 31, 2022	9	72,576.00	3.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2023	9	72,576.00	2.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2024	9	72,576.00	1.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2025	9	72,576.00	0.48	-
Exercisable as of December 31, 2025	9	72,576.00	0.48	-

For the years ended December 31, 2025, 2024 and 2023, there was no share-based compensation expenses recognized for the share options granted. As of December 31, 2025 and 2024, there was no unrecognized share-based compensation expenses related to the share options granted, respectively.

Private placement

On September 1, 2022, the Company entered into a securities purchase agreement with White Lion Capital LLC (“White Lion”). Pursuant to the agreement, White Lion shall purchase up to $15 million of the Company’s Class A ordinary shares at the lowest daily VWAP of the Class A ordinary shares during the Valuation Period by 97%. For the year ended December 31, 2023, the Company issued 16 Class A ordinary shares and net proceeds was $596,504.

On September 9, 2022, the Company entered into a securities purchase agreement with YA II PN, LTD. Pursuant to the agreement, YA II PN, LTD. shall purchase up to $30 million of the Company’s Class A ordinary shares at the market price by 96%. For the year ended December 31, 2023, the Company issued 409 Class A ordinary shares and net proceeds was $6,864,652. For the year ended December 31, 2024, the Company issued 32 Class A ordinary shares and net proceeds was $101,639.

On December 29, 2022, the Company entered into a securities purchase agreement with TBS Capital LP, (“TBS”). Pursuant to the agreement, TBS shall purchase up to $15 million of the Company’s Class A ordinary shares at the market price by 96%. For the year ended December 31, 2023, the Company issued 14 Class A ordinary shares and net proceeds was $976,563 (of which $500,000 was received for the year ended December 31, 2024).

On May 17, 2023, the Company entered into a securities purchase agreement with Spring Field Fund SPC. Pursuant to the agreement, Spring Field Fund SPC shall purchase $600,000 of Class A ordinary shares at a share price of $48,312.0 per share. The Group received the proceeds of $600,000 on May 18, 2023 and has issued the related shares by December 31, 2024.

On November 24, 2023, the Company entered into purchase agreements with twelve investors. The investors agreed to purchase an aggregate of $40,000,000 of the Company’s Class A ordinary shares at a share price of $1,080.0 per share. The Company issued 36,240 Class A ordinary shares on November 24, 2023 and recorded the related subscription receivable of $40.0 million as of December 31, 2024. In February 2025, the Company entered into a supplemental agreement with these twelve investors to change the aggregate purchase amount to $3,972,600 at a price of $109.5 per share. The change in the subscription consideration of $36,027,400 was considered as a deemed distribution to the investors. The Company received proceeds of $3,972,600 for the year ended December 31, 2025.

On May 19, 2025, the Company entered into purchase agreements with thirteen investors. Pursuant to the purchase agreement, the Company agreed to sell 124,031 Class A ordinary shares, at a purchase price of $77.4 per share. The Company issued 124,031 Class A ordinary shares to these investors on June 5, 2025 and received proceeds of $5.0 million as of December 31, 2025.Outstanding subscription receivable amounted to $4.6 million as of December 31, 2025.

On July 11, 2025, the Company entered into a definitive securities purchase agreement with certain individuals, the Company agreed to sell 333,333 Class A ordinary shares with consideration of $25.8 million. The Company issued 333,333 Class A ordinary shares on July 17, 2025, outstanding subscription receivable amounted to $25.8 million as of December 31, 2025.

Conversion of convertible notes

On February 3, 2023, the Company issued an aggregate of 31 Class A ordinary shares of the Company to Streeterville (Note 14). The fair value of the conversion note was assessed at $3,128,453 upon conversion based on the binomial model assessed by the independent valuation firm.

Shares issued for reserve

As of December 31, 2025, the Company issued 7 Class A ordinary shares held in an escrow account as reserve solely for potential stock options. As of December 31, 2025, no shares were transferred to the holders.

Shares issued for long-term investments/acquisitions

On January 5, 2023, the Group entered into an equity transfer agreement with a shareholder of Smartconn which the Company agrees to purchase 31% equity of Smartconn at 90% of the appraisal price. The consideration of the Acquisition paid in the form of 133 Class A ordinary shares of the Company. The fair value of the shares issued amounted to $12,640,062.

On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI which the Company agrees to prepaid 194 Class A ordinary shares to purchase 32% equity of DTI. In connection with the failure to acquire DTL, these 194 Class A ordinary shares were cancelled on January 29, 2025. The subscription receivables was $15,906,186 as of December 31, 2024 (refer to Note 8).

On March 28, 2023, the Company entered into an equity transfer agreement with fifteen individual shareholders of Boxinrui, pursuant to which the Company agreed to pre-issue 320 shares to further acquire 65% equity interest in Boxinrui for a consideration in form of 320 Class A ordinary shares to the relevant shareholders. The fair value of the shares issued amounted to $24,078,675.

On November 22, 2023, the Company entered into a compensation agreement with the original shareholders of Smartconn. Pursuant to the agreement, the Company shall issue 14,830 Class A ordinary shares to the previous shareholders as a compensation due to continuous declining share price. On November 23,2023, the Company fully issued the related compensation shares. The fair value of the shares issued amounted to $30,938,757.

On November 22, 2023, the Company entered into a compensation agreement with the original shareholders of Boxinrui. Pursuant to the agreement, the Company shall issue 19,206 Class A ordinary shares to the previous shareholders as a compensation due to continuous declining share price. On November 23,2023, the Company fully issued the related compensation shares. The fair value of the shares issued amounted to $40,067,357.

Warrants

During the year ended December 31, 2021, the Company completed in aggregate of $6.0 million convertible notes with YA and issued 1 warrant to YA. The warrants carry a term of five years and shall be exercisable at $3,153,600 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity.

Dividend

On March 5, 2024, the board of directors approved a special stock dividend to pay in total of 4,326 Class A ordinary shares to the holders of record of all the issued and outstanding shares of the Company as of the close of business on April 26, 2024.

Statutory reserve

Under PRC law, the Company’s subsidiary located in the PRC (collectively referred as the (“PRC entities”) are required to provide for certain statutory reserves. The PRC entities are required to allocate at least 10% of their after-tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis.

The Company’s subsidiaries in PRC had accumulated deficits for the years ended December 31, 2025 and 2024, as a result, the statutory reserve balances were $nil as of December 31, 2025 and 2024.